Fees Summary	Sep. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 350,000
Previously Paid Amount	0
Total Fee Amount	48.34
Net Fee	$ 48.34
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A